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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Lisa R. Lange
Madison Asset Management, LLC
Chief Legal Officer & Chief Compliance Officer

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
September 30, 2016

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
CORE BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
INTERNATIONAL STOCK FUND
MADISON TARGET RETIREMENT 2020 FUND
MADISON TARGET RETIREMENT 2030 FUND
MADISON TARGET RETIREMENT 2040 FUND
MADISON TARGET RETIREMENT 2050 FUND

Ultra Series Fund | September 30, 2016

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Alternative Funds - 3.0%
SPDR Gold Shares *	37,725	$4,739,770

Bond Funds - 60.3%
Baird Aggregate Bond Fund Institutional Shares	577,270	6,407,700
iShares 7-10 Year Treasury Bond ETF	122,061	13,656,185
iShares TIPS Bond Fund ETF	69,577	8,105,025
Madison Core Bond Fund Class Y (A)	3,813,897	39,092,440
Madison Corporate Bond Fund Class Y (A)	1,017,856	12,020,876
Metropolitan West Total Return Bond Fund Class I	288,839	3,183,004
PowerShares Senior Loan Portfolio	343,018	7,961,448
Vanguard Short-Term Corporate Bond ETF	69,801	5,622,471
		96,049,149
Foreign Stock Funds - 9.2%
iShares Core MSCI EAFE ETF	51,039	2,814,290
iShares Edge MSCI Minimum Volatility EAFE ETF	37,696	2,549,757
iShares MSCI United Kingdom ETF	50,783	804,403
Vanguard FTSE All-World ex-U.S. ETF	138,937	6,311,908
WisdomTree Europe Hedged Equity Fund	32,272	1,734,297
WisdomTree Japan Hedged Equity Fund	9,716	416,914
		14,631,569
Money Market Funds - 1.4%
State Street Institutional U.S. Government Money Market Fund, 0.27%, Premier Class	2,211,919	2,211,919

Stock Funds - 26.0%
Energy Select Sector SPDR Fund	14,792	1,044,463
iShares Russell Mid-Cap ETF	41,497	7,233,757
Madison Dividend Income Fund Class Y (A)	516,189	11,815,572
Madison Investors Fund Class Y (A)	496,501	9,979,665
Madison Large Cap Value Fund Class Y (A)	41,066	635,708
Madison Mid Cap Fund Class Y (A)	491,803	4,396,721
SPDR S&P Regional Banking ETF	9,375	396,281
VanEck Vectors Agribusiness ETF	16,274	813,049
Vanguard Growth ETF	12,020	1,349,726
Vanguard Information Technology ETF	24,774	2,982,046
Vanguard Value ETF	9,284	807,708
		41,454,696

TOTAL INVESTMENTS - 99.9% ( Cost $150,983,134 )		159,087,103
NET OTHER ASSETS AND LIABILITIES - 0.1%		133,345
TOTAL NET ASSETS - 100.0%		$159,220,448

*		Non-income producing.
(A)		Affiliated Company.
ETF		Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Alternative Funds - 3.0%
SPDR Gold Shares *	63,807	$8,016,711

Bond Funds - 34.8%
Baird Aggregate Bond Fund Institutional Shares	252,273	2,800,230
iShares 7-10 Year Treasury Bond ETF	122,691	13,726,669
iShares Intermediate Credit Bond ETF	36,791	4,096,678
iShares TIPS Bond Fund ETF	70,743	8,240,852
Madison Core Bond Fund Class Y (A)	4,755,264	48,741,453
Madison Corporate Bond Fund Class Y (A)	481,207	5,683,054
PowerShares Senior Loan Portfolio	289,943	6,729,577
Vanguard Short-Term Corporate Bond ETF	50,667	4,081,227
		94,099,740
Foreign Stock Funds - 15.8%
iShares Core MSCI EAFE ETF	126,672	6,984,694
iShares Edge MSCI Minimum Volatility EAFE ETF	88,078	5,957,596
iShares MSCI United Kingdom ETF	172,592	2,733,857
Vanguard FTSE All-World ex-U.S. ETF	447,950	20,350,368
WisdomTree Europe Hedged Equity Fund	100,083	5,378,461
WisdomTree Japan Hedged Equity Fund	33,078	1,419,377
		42,824,353
Money Market Funds - 1.4%
State Street Institutional U.S. Government Money Market Fund, 0.27%, Premier Class	3,863,936	3,863,936

Stock Funds - 45.0%
Energy Select Sector SPDR Fund	61,215	4,322,391
iShares Core S&P Mid-Cap ETF	96,679	14,957,208
Madison Dividend Income Fund Class Y (A)	1,198,276	27,428,545
Madison Investors Fund Class Y (A)	1,478,835	29,724,582
Madison Large Cap Value Fund Class Y (A)	706,664	10,939,151
Madison Mid Cap Fund Class Y (A)	1,172,762	10,484,489
SPDR S&P Regional Banking ETF	31,825	1,345,243
VanEck Vectors Agribusiness ETF	40,594	2,028,076
Vanguard Growth ETF	84,992	9,543,752
Vanguard Information Technology ETF	63,905	7,692,245
Vanguard Value ETF	36,457	3,171,759
		121,637,441

TOTAL INVESTMENTS - 100.0% ( Cost $250,099,136 )		270,442,181
NET OTHER ASSETS AND LIABILITIES - 0.0%		123,112
TOTAL NET ASSETS - 100.0%		$270,565,293

*		Non-income producing.
(A)		Affiliated Company.
ETF		Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Alternative Funds - 2.9%
SPDR Gold Shares *	21,243	$2,668,971

Bond Funds - 14.6%
iShares 7-10 Year Treasury Bond ETF	28,842	3,226,843
iShares Intermediate Credit Bond ETF	9,904	1,102,810
Madison Core Bond Fund Class Y (A)	881,077	9,031,039
		13,360,692
Foreign Stock Funds - 21.6%
iShares Core MSCI EAFE ETF	30,716	1,693,680
iShares Edge MSCI Minimum Volatility EAFE ETF	54,096	3,659,053
iShares MSCI United Kingdom ETF	87,453	1,385,256
Vanguard FTSE All-World ex-U.S. ETF	210,954	9,583,640
WisdomTree Europe Hedged Equity Fund	50,570	2,717,632
WisdomTree Japan Hedged Equity Fund	16,486	707,414
		19,746,675
Money Market Funds - 1.4%
State Street Institutional U.S. Government Money Market Fund, 0.27%, Premier Class	1,304,284	1,304,284

Stock Funds - 59.4%
Energy Select Sector SPDR Fund	27,072	1,911,554
iShares Core S&P Mid-Cap ETF	46,177	7,144,044
Madison Dividend Income Fund Class Y (A)	498,567	11,412,201
Madison Investors Fund Class Y (A)	565,312	11,362,777
Madison Large Cap Value Fund Class Y (A)	285,898	4,425,695
Madison Mid Cap Fund Class Y (A)	674,407	6,029,200
SPDR S&P Regional Banking ETF	21,457	906,987
VanEck Vectors Agribusiness ETF	22,790	1,138,588
Vanguard Growth ETF	40,884	4,590,864
Vanguard Information Technology ETF	35,684	4,295,283
Vanguard Value ETF	13,252	1,152,924
		54,370,117

TOTAL INVESTMENTS - 99.9% ( Cost $82,784,076 )		91,450,739
NET OTHER ASSETS AND LIABILITIES - 0.1%		48,067
TOTAL NET ASSETS - 100.0%		$91,498,806

*		Non-income producing.
(A)		Affiliated Company.
ETF		Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 2.5%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.264%, 9/21/30	$652,045	$666,904
CarMax Auto Owner Trust, Series 2015-1, Class A2, 0.88%, 3/15/18	102,517	102,517
Chase Issuance Trust, Series 2007-A2, Class A2 (A), 0.574%, 4/15/19	1,000,000	1,000,496
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	155,318	155,299
GreatAmerica Leasing Receivables Funding LLC, Series 2015-1, Class A2 (B), 1.12%, 6/20/17	89,138	89,145
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	52,396	52,383
Santander Drive Auto Receivables Trust, Series 2012-5, Class D, 3.3%, 9/17/18	750,000	752,149
Santander Drive Auto Receivables Trust, Series 2013-5, Class D, 2.73%, 10/15/19	525,000	532,997
Santander Drive Auto Receivables Trust, Series 2013-A, Class C (B), 3.12%, 10/15/19	637,712	643,189
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25%, 1/15/20	877,452	885,010
Total Asset Backed Securities ( Cost $4,890,587 )		4,880,089
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	3,125,659	346,690
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	375,000	403,422
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	500,000	548,852
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	679,494	771,913
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	627,637	639,766
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	920,698	954,487
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	3,999,472	372,120
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	2,955,204	255,545
Total Collateralized Mortgage Obligations ( Cost $4,517,251 )		4,292,795
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.6%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A (A), 5.65%, 6/11/50	817,185	839,650
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (A), 1.213%, 1/25/23	10,873,788	610,231
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (A), 0.77%, 1/25/22	24,284,751	698,803
FREMF Mortgage Trust, Series 2011-K702, Class B (A) (B), 4.931%, 4/25/44	500,000	519,335
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B), 3.883%, 2/25/45	1,000,000	1,030,669
FREMF Mortgage Trust, Series 2013-K502, Class B (A) (B), 2.722%, 3/25/45	400,000	400,757
FREMF Mortgage Trust, Series 2011-K701, Class C (A) (B), 4.436%, 7/25/48	1,000,000	1,007,054
Total Commercial Mortgage-Backed Securities ( Cost $5,204,121 )		5,106,499
CORPORATE NOTES AND BONDS - 30.1%
Consumer Discretionary - 6.4%
Advance Auto Parts Inc., 4.5%, 12/1/23	1,000,000	1,083,074
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (B), 4.464%, 7/23/22	800,000	863,250
ERAC USA Finance LLC (B), 6.7%, 6/1/34	500,000	663,255
Expedia Inc. (B), 5%, 2/15/26	300,000	315,750
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	1,000,000	1,024,194
GameStop Corp. (B), 6.75%, 3/15/21	200,000	206,500
General Motors Financial Co. Inc., 3.2%, 7/6/21	750,000	759,211
General Motors Financial Co. Inc., 4.375%, 9/25/21	900,000	961,245

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Core Bond Fund Portfolio of Investments (unaudited)

GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	253,000	272,608
Harman International Industries Inc., 4.15%, 5/15/25	400,000	413,807
Lennar Corp., 4.75%, 4/1/21	500,000	532,500
Lowe's Cos. Inc., 2.5%, 4/15/26	500,000	501,821
Marriott International Inc., 3.125%, 6/15/26	400,000	404,284
McDonald's Corp., MTN, 4.875%, 12/9/45	400,000	464,228
Newell Brands Inc., 4.2%, 4/1/26	800,000	871,286
Omnicom Group Inc., 3.6%, 4/15/26	750,000	792,663
Priceline Group Inc./The, 3.65%, 3/15/25	300,000	314,630
Priceline Group Inc./The, 3.6%, 6/1/26	500,000	524,238
Sirius XM Radio Inc. (B), 6%, 7/15/24	350,000	373,188
Toll Brothers Finance Corp., 4%, 12/31/18	500,000	518,125
Under Armour Inc., 3.25%, 6/15/26	225,000	226,519
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	600,000	622,871
		12,709,247
Consumer Staples - 2.5%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	300,000	356,934
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	850,000	855,263
CVS Health Corp., 4.75%, 12/1/22	1,060,000	1,202,225
CVS Health Corp., 5.125%, 7/20/45	1,000,000	1,223,645
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,000,000	1,058,026
Molson Coors Brewing Co., 2.1%, 7/15/21	400,000	403,681
		5,099,774
Energy - 2.7%
Antero Resources Corp., 5.625%, 6/1/23	300,000	305,625
Energy Transfer Partners L.P., 5.2%, 2/1/22	1,000,000	1,083,869
Enterprise Products Operating LLC, 3.75%, 2/15/25	750,000	777,257
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	400,000	422,114
Hess Corp., 7.875%, 10/1/29	960,000	1,168,713
Marathon Oil Corp., 2.7%, 6/1/20	750,000	735,099
Marathon Petroleum Corp., 2.7%, 12/14/18	400,000	408,632
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	450,000	455,286
		5,356,595
Financials - 9.2%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (C), 3.75%, 5/15/19	400,000	408,500
Affiliated Managers Group Inc., 4.25%, 2/15/24	1,500,000	1,576,580
Air Lease Corp., 3.875%, 4/1/21	500,000	528,750
Air Lease Corp., 3.75%, 2/1/22	700,000	733,655
Apollo Management Holdings L.P. (B), 4%, 5/30/24	665,000	685,254
Bank of Montreal, MTN (C), 1.9%, 8/27/21	1,000,000	994,777
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	262,765
Boston Properties L.P., 3.65%, 2/1/26	450,000	475,941
Boston Properties L.P., 2.75%, 10/1/26	1,000,000	985,051
Brookfield Finance Inc. (C), 4.25%, 6/2/26	500,000	516,404
Discover Bank, 3.45%, 7/27/26	400,000	402,336
Glencore Funding LLC (B), 3.125%, 4/29/19	525,000	527,100
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	750,000	871,154
Huntington National Bank/The, 2.4%, 4/1/20	1,000,000	1,012,574

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Core Bond Fund Portfolio of Investments (unaudited)

Iron Mountain Inc. (B), 4.375%, 6/1/21	350,000	362,578
JPMorgan Chase & Co., 3.125%, 1/23/25	900,000	919,885
Liberty Mutual Group Inc. (B), 4.25%, 6/15/23	1,000,000	1,081,807
Morgan Stanley, 4.3%, 1/27/45	1,000,000	1,070,435
Nasdaq Inc., 3.85%, 6/30/26	100,000	104,637
Old Republic International Corp., 3.875%, 8/26/26	500,000	499,121
Raymond James Financial Inc., 3.625%, 9/15/26	300,000	304,866
Regions Bank, 2.25%, 9/14/18	250,000	252,002
Regions Financial Corp., 3.2%, 2/8/21	750,000	779,669
Synchrony Financial, 3.75%, 8/15/21	1,100,000	1,157,027
Synchrony Financial, 3.7%, 8/4/26	400,000	397,152
Welltower Inc., 4.5%, 1/15/24	1,000,000	1,091,950
WP Carey Inc., 4.25%, 10/1/26	400,000	405,554
		18,407,524
Health Care - 1.4%
AbbVie Inc., 4.45%, 5/14/46	300,000	313,317
Actavis Funding SCS (C), 4.55%, 3/15/35	435,000	462,056
Forest Laboratories Inc. (B), 5%, 12/15/21	250,000	279,793
Gilead Sciences Inc., 4.75%, 3/1/46	450,000	502,899
HCA Inc., 3.75%, 3/15/19	500,000	516,875
Shire Acquisitions Investments Ireland DAC (C), 1.9%, 9/23/19	750,000	749,615
		2,824,555
Industrials - 2.0%
CRH America Inc. (B), 3.875%, 5/18/25	300,000	322,598
Equifax Inc., 2.3%, 6/1/21	400,000	404,175
Fortive Corp. (B), 2.35%, 6/15/21	225,000	227,768
International Lease Finance Corp., 8.875%, 9/1/17	400,000	424,000
Masco Corp., 4.375%, 4/1/26	650,000	684,125
Norfolk Southern Corp., 5.59%, 5/17/25	1,268,000	1,526,264
United Rentals North America Inc., 4.625%, 7/15/23	350,000	358,750
		3,947,680
Information Technology - 3.3%
Analog Devices Inc., 5.3%, 12/15/45	600,000	666,080
Apple Inc., 2.25%, 2/23/21	500,000	512,899
Autodesk Inc., 4.375%, 6/15/25	1,000,000	1,059,408
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	1,000,000	1,062,538
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (B), 8.35%, 7/15/46	250,000	299,338
Fidelity National Information Services Inc., 3%, 8/15/26	475,000	470,335
First Data Corp. (B), 6.75%, 11/1/20	400,000	414,000
Fiserv Inc., 2.7%, 6/1/20	300,000	309,334
Hewlett-Packard Enterprise Co. (B), 6.35%, 10/15/45	300,000	309,583
NVIDIA Corp., 2.2%, 9/16/21	250,000	250,761
Oracle Corp., 4%, 7/15/46	750,000	774,985
Visa Inc., 3.15%, 12/14/25	500,000	528,165
		6,657,426
Materials - 0.7%
WestRock MWV LLC, 8.2%, 1/15/30	1,000,000	1,363,557

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Core Bond Fund Portfolio of Investments (unaudited)

Telecommunication Services - 0.9%
Frontier Communications Corp., 11%, 9/15/25	200,000	208,750
Verizon Communications Inc., 3.45%, 3/15/21	500,000	532,745
Verizon Communications Inc., 5.15%, 9/15/23	626,000	729,244
Verizon Communications Inc., 4.4%, 11/1/34	300,000	317,441
		1,788,180
Utilities - 1.0%
Duke Energy Corp., 3.75%, 9/1/46	650,000	630,353
Indianapolis Power & Light Co. (B) (D), 6.05%, 10/1/36	1,000,000	1,285,857
		1,916,210
Total Corporate Notes and Bonds ( Cost $56,453,467 )		60,070,748
Long Term Municipal Bonds - 8.2%
General - 8.2%
City of West Palm Beach FL Revenue, Series A, 3.998%, 10/1/35	1,210,000	1,239,004
County of Clark NV, General Obligation, Series C, 7%, 7/1/38	2,000,000	2,365,840
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,000,000	1,149,310
County of Pima, COP, 3.625%, 12/1/27	1,145,000	1,167,625
East Baton Rouge Sewerage Commission Revenue, Series B, 6.087%, 2/1/45	1,000,000	1,117,260
Kansas Development Finance Authority Revenue, 6.6%, 10/1/39	500,000	568,565
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	1,000,000	1,141,600
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,356,510
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	562,415
Oklahoma Development Finance Authority Revenue, 3.75%, 6/1/36	500,000	503,065
Palomar Community College District, General Obligation, 7.194%, 8/1/45	1,000,000	1,183,270
State of Iowa Revenue, 6.75%, 6/1/34	1,000,000	1,130,340
University of Wisconsin Hospitals & Clinics Revenue, Series A, 5%, 4/1/38	1,295,000	1,499,571
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	800,000	860,208
West Contra Costa Unified School District, General Obligation, 8.46%, 8/1/34	500,000	591,305
		16,435,888
Total Long Term Municipal Bonds ( Cost $16,164,782 )		16,435,888
MORTGAGE BACKED SECURITIES - 27.1%
Fannie Mae - 16.8%
3.5%, 5/1/28 Pool # AL3678	229,493	243,784
3.5%, 8/1/29 Pool # MA2003	1,268,640	1,338,471
3%, 4/1/30 Pool # AS4877	435,761	457,609
3%, 9/1/30 Pool # 890696	1,691,791	1,780,534
3%, 2/1/31 Pool # 890710	676,146	710,547
7%, 11/1/31 Pool # 607515	29,557	33,964
6.5%, 3/1/32 Pool # 631377	57,365	66,076
7%, 5/1/32 Pool # 644591	14,807	16,073
6.5%, 6/1/32 Pool # 545691	397,270	457,600
5.5%, 11/1/33 Pool # 555880	527,418	599,587
7%, 7/1/34 Pool # 792636	38,798	40,417
4%, 2/1/35 Pool # MA2177	2,022,939	2,194,335
5%, 8/1/35 Pool # 829670	552,964	613,646

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Core Bond Fund Portfolio of Investments (unaudited)

5%, 9/1/35 Pool # 820347	792,719	899,054
5%, 9/1/35 Pool # 835699	623,730	698,796
3.5%, 12/1/35 Pool # MA2473	1,368,140	1,455,938
5%, 12/1/35 Pool # 850561	257,977	287,128
5.5%, 10/1/36 Pool # 901723	666,942	751,892
6.5%, 10/1/36 Pool # 894118	342,480	394,490
6%, 11/1/36 Pool # 902510	619,197	722,871
6%, 10/1/37 Pool # 947563	755,259	885,407
6.5%, 8/1/38 Pool # 987711	1,171,916	1,425,195
4.5%, 8/1/40 Pool # AD8243	404,817	443,441
4%, 1/1/41 Pool # AB2080	1,890,974	2,048,189
4.5%, 7/1/41 Pool # AB3274	768,079	846,860
5.5%, 7/1/41 Pool # AL6588	1,703,796	1,931,110
4%, 9/1/41 Pool # AJ1406	1,529,861	1,643,536
3.5%, 6/1/42 Pool # AO4136	2,085,259	2,207,246
4%, 6/1/42 Pool # MA1087	544,125	586,121
3.5%, 8/1/42 Pool # AP2133	906,582	959,744
3.5%, 9/1/42 Pool # AB6228	1,517,246	1,606,635
3.5%, 3/1/43 Pool # AT0310	1,004,509	1,062,478
4%, 1/1/45 Pool # AS4257	355,245	384,388
4.5%, 2/1/45 Pool # MA2193	1,354,138	1,486,333
4%, 7/1/45 Pool # MA2342	634,614	681,769
3.5%, 8/1/45 Pool # AS5645	905,583	955,799
3.5%, 11/1/45 Pool # BA4907	706,221	745,279
		33,662,342
Freddie Mac - 10.2%
4.5%, 2/1/25 Pool # J11722	316,520	337,376
4.5%, 5/1/25 Pool # J12247	543,059	581,563
8%, 6/1/30 Pool # C01005	17,486	20,491
2.5%, 3/1/31 Pool # G18590	464,874	482,122
7%, 3/1/31 Pool # C48129	57,557	59,078
2.5%, 9/1/31 Pool # G18611	1,243,523	1,289,660
5.5%, 11/1/34 Pool # A28282	929,870	1,064,230
5.5%, 1/1/37 Pool # G04593	314,913	357,885
5%, 10/1/39 Pool # G60465	2,380,255	2,659,597
4%, 10/1/41 Pool # Q04092	916,075	992,098
3%, 9/1/42 Pool # C04233	2,672,703	2,784,086
3%, 4/1/43 Pool # V80025	2,308,298	2,407,473
3%, 4/1/43 Pool # V80026	2,289,632	2,384,328
3.5%, 8/1/44 Pool # Q27927	780,254	831,182
4%, 5/1/45 Pool # G08642	1,562,213	1,675,577
3%, 7/1/45 Pool # G08653	917,206	953,983
3.5%, 8/1/45 Pool # Q35614	1,379,257	1,465,914
		20,346,643
Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	69,697	82,371
6.5%, 4/20/31 Pool # 3068	48,346	57,854
		140,225

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Core Bond Fund Portfolio of Investments (unaudited)

Total Mortgage Backed Securities ( Cost $52,330,195 )		54,149,210
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.4%
U.S. Treasury Bonds - 8.1%
6.625%, 2/15/27	6,600,000	9,758,206
4.500%, 5/15/38	4,000,000	5,678,280
3.000%, 5/15/45	750,000	855,117
		16,291,603
U.S. Treasury Notes - 15.3%
2.750%, 2/15/19	7,250,000	7,578,512
3.375%, 11/15/19	5,500,000	5,912,929
2.625%, 11/15/20	6,500,000	6,900,413
2.000%, 11/15/21	5,000,000	5,194,920
2.750%, 11/15/23	3,500,000	3,813,768
2.250%, 11/15/25	1,000,000	1,055,625
		30,456,167
Total U.S. Government and Agency Obligations ( Cost $41,222,985 )		46,747,770
	Shares
SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional U.S. Government Money Market Fund, 0.27%, Premier Class	4,590,390	4,590,390
Total Short-Term Investments ( Cost $4,590,390 )		4,590,390
TOTAL INVESTMENTS - 98.4% ( Cost $185,373,778 )		196,273,389
NET OTHER ASSETS AND LIABILITIES - 1.6%		3,219,019
TOTAL NET ASSETS - 100.0%		$199,492,408

(A)	Floating rate or variable rate note. Rate shown is as of September 30, 2016.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.6% of total net assets.
(D)	Illiquid security (See Note 2).
MTN	Medium Term Note.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 86.2%
Consumer Discretionary - 22.2%
Altice Financing S.A. (A) (B), 7.5%, 5/15/26	$250,000	$260,313
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	91,000
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.125%, 5/1/23	350,000	365,312
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	200,000	213,380
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 6.375%, 9/15/20	200,000	206,000
CST Brands Inc., 5%, 5/1/23	150,000	157,688
Deck Chassis Acquisition Inc. (A), 10%, 6/15/23	100,000	105,000
DISH DBS Corp., 5.125%, 5/1/20	500,000	518,750
DISH DBS Corp., 5.875%, 11/15/24	100,000	98,750
GameStop Corp. (A), 6.75%, 3/15/21	325,000	335,562
Isle of Capri Casinos Inc., 5.875%, 3/15/21	300,000	313,125
Lear Corp., 5.25%, 1/15/25	200,000	216,500
LTF Merger Sub Inc. (A), 8.5%, 6/15/23	250,000	257,500
Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 4/1/23	400,000	422,000
New Red Finance Inc. (A) (B), 6%, 4/1/22	400,000	419,000
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.25%, 2/15/22	150,000	156,000
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	520,000
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	259,375
Pinnacle Entertainment Inc. (A), 5.625%, 5/1/24	250,000	251,250
Scientific Games International Inc., 6.25%, 9/1/20	300,000	231,000
Sinclair Television Group Inc., 6.125%, 10/1/22	250,000	263,750
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	250,000
Viking Cruises Ltd. (A) (B), 8.5%, 10/15/22	375,000	384,375
		6,295,630
Consumer Staples - 4.3%
Avon Products Inc., 6.6%, 3/15/20	250,000	247,070
Cott Beverages Inc., 5.375%, 7/1/22	250,000	257,500
First Quality Finance Co. Inc. (A) (C), 4.625%, 5/15/21	400,000	397,000
Post Holdings Inc. (A), 6.75%, 12/1/21	100,000	107,125
Post Holdings Inc. (A), 6%, 12/15/22	200,000	211,250
		1,219,945
Energy - 5.2%
Carrizo Oil & Gas Inc., 6.25%, 4/15/23	250,000	247,500
Rice Energy Inc., 6.25%, 5/1/22	500,000	516,250
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.375%, 5/1/24	250,000	268,125
Unit Corp., 6.625%, 5/15/21	525,000	442,969
		1,474,844

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

High Income Fund Portfolio of Investments (unaudited)

Financials - 5.8%
Donnelley Financial Solutions Inc. (A), 8.25%, 10/15/24	500,000	506,250
Equinix Inc., 5.875%, 1/15/26	100,000	107,500
FBM Finance Inc. (A), 8.25%, 8/15/21	250,000	261,250
Iron Mountain Inc., 6%, 8/15/23	200,000	213,500
Iron Mountain Inc., 5.75%, 8/15/24	150,000	154,125
Quicken Loans Inc. (A), 5.75%, 5/1/25	200,000	198,500
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	223,000
		1,664,125

Health Care - 8.6%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	500,000	495,000
Alere Inc. (A), 6.375%, 7/1/23	250,000	255,000
Grifols Worldwide Operations Ltd. (B), 5.25%, 4/1/22	250,000	258,750
HCA Inc., 5.875%, 2/15/26	100,000	106,625
Jaguar Holding Co. II / Pharmaceutical Product Development LLC (A), 6.375%, 8/1/23	100,000	104,000
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	270,000
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (A) (B), 4.875%, 4/15/20	500,000	510,000
Surgical Care Affiliates Inc. (A), 6%, 4/1/23	250,000	262,500
Valeant Pharmaceuticals International Inc. (A) (B), 5.625%, 12/1/21	200,000	178,500
		2,440,375
Industrials - 16.9%
ACCO Brands Corp., 6.75%, 4/30/20	300,000	316,500
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	250,000	240,000
Bombardier Inc. (A) (B), 6.125%, 1/15/23	200,000	177,500
Covanta Holding Corp., 5.875%, 3/1/24	500,000	501,250
FTI Consulting Inc., 6%, 11/15/22	500,000	525,000
GCP Applied Technologies Inc. (A), 9.5%, 2/1/23	150,000	171,367
Griffon Corp., 5.25%, 3/1/22	300,000	301,125
Herc Rentals Inc. (A), 7.5%, 6/1/22	300,000	310,500
Hertz Corp./The, 6.75%, 4/15/19	200,000	204,523
Hertz Corp/The (A), 5.5%, 10/15/24	250,000	249,062
Manitowoc Foodservice Inc., 9.5%, 2/15/24	300,000	343,500
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	420,000	433,650
Prime Security Services Borrower LLC / Prime Finance Inc. (A), 9.25%, 5/15/23	125,000	136,250
Standard Industries Inc. (A), 5.375%, 11/15/24	250,000	257,500
Summit Materials LLC / Summit Materials Finance Corp. (A), 8.5%, 4/15/22	250,000	272,500
TransDigm Inc. (A), 6.375%, 6/15/26	125,000	129,063
West Corp. (A), 5.375%, 7/15/22	250,000	245,000
		4,814,290
Information Technology - 7.2%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	407,500
Belden Inc. (A), 5.5%, 9/1/22	500,000	521,250
Diebold Inc. (A), 8.5%, 4/15/24	395,000	409,319
ViaSat Inc., 6.875%, 6/15/20	300,000	310,875
Western Digital Corp. (A), 7.375%, 4/1/23	150,000	165,000
Western Digital Corp. (A), 10.5%, 4/1/24	200,000	232,000
		2,045,944

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

High Income Fund Portfolio of Investments (unaudited)

Materials - 5.5%
ARD Finance S.A., PIK (A) (B), 7.125%, 9/15/23	250,000	248,750
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (A) (B), 6.75%, 1/31/21	400,000	413,000
Berry Plastics Corp., 5.125%, 7/15/23	250,000	253,750
Rayonier AM Products Inc. (A), 5.5%, 6/1/24	100,000	91,500
Sealed Air Corp. (A), 5.125%, 12/1/24	400,000	422,500
US Concrete Inc., 6.375%, 6/1/24	125,000	129,687
		1,559,187
Telecommunication Services - 4.8%
Altice S.A. (A) (B), 7.625%, 2/15/25	400,000	410,000
Frontier Communications Corp., 6.25%, 9/15/21	400,000	384,500
GCI Inc., 6.875%, 4/15/25	250,000	256,250
Intelsat Luxembourg S.A. (B), 7.75%, 6/1/21	100,000	33,500
T-Mobile USA Inc., 6.633%, 4/28/21	150,000	157,875
T-Mobile USA Inc., 6.5%, 1/15/26	100,000	110,625
		1,352,750
Utilities - 5.7%
AES Corp., 5.5%, 4/15/25	200,000	206,000
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22	350,000	370,125
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.875%, 8/20/26	100,000	106,000
Dynegy Inc., 7.625%, 11/1/24	150,000	147,300
NRG Energy Inc., 6.25%, 7/15/22	300,000	304,500
NRG Energy Inc., 6.25%, 5/1/24	200,000	203,000
Talen Energy Supply LLC (A), 4.625%, 7/15/19	300,000	282,000
		1,618,925
Total Corporate Notes and Bonds ( Cost $23,868,470 )		24,486,015
	Shares
MUTUAL FUND - 1.4%
iShares iBoxx $ High Yield Corporate Bond ETF	4,500	392,670
Total Mutual Funds ( Cost $387,385 )		392,670
SHORT-TERM INVESTMENTS - 10.9%
State Street Institutional U.S. Government Money Market Fund, 0.27%, Premier Class	3,101,009	3,101,009
Total Short-Term Investments ( Cost $3,101,009 )		3,101,009
TOTAL INVESTMENTS - 98.5% ( Cost $27,356,864 )		27,979,694
NET OTHER ASSETS AND LIABILITIES - 1.5%		421,993
TOTAL NET ASSETS - 100.0%		$28,401,687

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 12.5% of total net assets.
(C)	Illiquid security (See Note 2).
ETF	Exchange Traded Fund.
PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 54.0%
Consumer Discretionary - 3.8%
Home Depot Inc./The	28,000	$3,603,040
McDonald's Corp.	25,500	2,941,680
Omnicom Group Inc.	33,000	2,805,000
Tiffany & Co.	25,000	1,815,750
		11,165,470
Consumer Staples - 4.8%
JM Smucker Co./The	22,000	2,981,880
Nestle S.A., ADR	47,500	3,753,450
PepsiCo Inc.	28,000	3,045,560
Procter & Gamble Co./The	48,000	4,308,000
		14,088,890
Energy - 4.4%
Chevron Corp.	32,000	3,293,440
Exxon Mobil Corp.	64,000	5,585,920
Schlumberger Ltd.	53,500	4,207,240
		13,086,600
Financials - 8.9%
BB&T Corp.	66,000	2,489,520
CME Group Inc.	40,500	4,233,060
Northern Trust Corp.	31,500	2,141,685
PNC Financial Services Group Inc./The	31,245	2,814,862
Travelers Cos. Inc./The	58,000	6,643,900
US Bancorp	94,000	4,031,660
Wells Fargo & Co.	89,500	3,963,060
		26,317,747
Health Care - 8.5%
Amgen Inc.	20,000	3,336,200
Cardinal Health Inc.	24,000	1,864,800
Johnson & Johnson	57,500	6,792,475
Medtronic PLC	40,500	3,499,200
Merck & Co. Inc.	66,000	4,119,060
Pfizer Inc.	166,000	5,622,420
		25,234,155
Industrials - 9.3%
3M Co.	20,000	3,524,600
Boeing Co./The	24,000	3,161,760
Caterpillar Inc.	37,000	3,284,490
Emerson Electric Co.	35,000	1,907,850
General Electric Co.	155,500	4,605,910
Union Pacific Corp.	25,000	2,438,250
United Parcel Service Inc., Class B	38,500	4,210,360
United Technologies Corp.	44,500	4,521,200
		27,654,420

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Diversified Income Fund Portfolio of Investments (unaudited)

Information Technology - 9.0%
Accenture PLC, Class A	29,000	3,542,930
Apple Inc.	19,000	2,147,950
Automatic Data Processing Inc.	19,500	1,719,900
Cisco Systems Inc.	194,500	6,169,540
Microsoft Corp.	92,000	5,299,200
TE Connectivity Ltd.	56,500	3,637,470
Texas Instruments Inc.	56,500	3,965,170
		26,482,160
Materials - 1.7%
Monsanto Co.	19,000	1,941,800
Praxair Inc.	26,500	3,201,995
		5,143,795
Telecommunication Service - 1.7%
Verizon Communications Inc.	97,000	5,042,060

Utilities - 1.9%
Duke Energy Corp.	30,545	2,444,822
NextEra Energy Inc.	26,000	3,180,320
		5,625,142
Total Common Stocks ( Cost $114,733,458 )		159,840,439
	Par Value
ASSET BACKED SECURITIES - 1.3%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.264%, 9/21/30	$599,648	613,314
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	550,000	550,955
CarMax Auto Owner Trust, Series 2015-1, Class A2, 0.88%, 3/15/18	76,888	76,888
Chase Issuance Trust, Series 2007-A2, Class A2 (A), 0.574%, 4/15/19	800,000	800,397
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	187,775	187,664
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	100,205	100,193
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	59,882	59,866
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	497,238	499,315
Santander Drive Auto Receivables Trust, Series 2013-5, Class D, 2.73%, 10/15/19	175,000	177,666
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25%, 1/15/20	593,325	598,436
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B), 0.82%, 4/16/18	103,217	103,139
Total Asset Backed Securities ( Cost $3,772,338 )		3,767,833
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	350,000	376,527
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	481,000	527,996
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	620,038	704,371
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	1,075,950	1,096,742
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	552,419	572,692
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	400,000	431,964
Freddie Mac REMICS, Series 4037, Class B, 3%, 4/15/27	450,000	474,853
Total Collateralized Mortgage Obligations ( Cost $4,162,393 )		4,185,145

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Diversified Income Fund Portfolio of Investments (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A (A), 5.65%, 6/11/50	313,254	321,866
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (A), 1.213%, 1/25/23	7,908,209	443,804
FREMF Mortgage Trust, Series 2011-K702, Class B (A) (B), 4.931%, 4/25/44	395,000	410,275
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B), 3.883%, 2/25/45	700,000	721,468
FREMF Mortgage Trust, Series 2012-K707, Class B (A) (B), 4.019%, 1/25/47	500,000	519,680
FREMF Mortgage Trust, Series 2011-K701, Class C (A) (B), 4.436%, 7/25/48	750,000	755,290
Total Commercial Mortgage-Backed Securities ( Cost $3,219,362 )		3,172,383
CORPORATE NOTES AND BONDS - 14.4%
Consumer Discretionary - 2.6%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (B), 4.464%, 7/23/22	600,000	647,437
ERAC USA Finance LLC (B), 6.7%, 6/1/34	875,000	1,160,697
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	500,000	512,097
GameStop Corp. (B), 6.75%, 3/15/21	200,000	206,500
General Motors Financial Co. Inc., 3.2%, 7/6/21	650,000	657,983
General Motors Financial Co. Inc., 4.375%, 9/25/21	650,000	694,232
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	450,000	484,875
Lennar Corp., 4.75%, 4/1/21	350,000	372,750
Lowe's Cos. Inc., 2.5%, 4/15/26	400,000	401,457
Marriott International Inc., 3.125%, 6/15/26	400,000	404,284
Newell Brands Inc., 5.5%, 4/1/46	450,000	545,896
Omnicom Group Inc., 3.6%, 4/15/26	650,000	686,975
Priceline Group Inc./The, 3.6%, 6/1/26	500,000	524,238
Under Armour Inc., 3.25%, 6/15/26	150,000	151,013
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	350,000	363,341
		7,813,775
Consumer Staples - 0.6%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	150,000	178,467
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	600,000	603,715
CVS Health Corp., 5.125%, 7/20/45	400,000	489,458
Kraft Heinz Foods Co., 4.375%, 6/1/46	500,000	529,013
		1,800,653
Energy - 2.6%
Antero Resources Corp., 5.625%, 6/1/23	200,000	203,750
ConocoPhillips, 6.65%, 7/15/18	1,500,000	1,631,489
Energy Transfer Partners L.P., 5.2%, 2/1/22	600,000	650,321
Enterprise Products Operating LLC, 3.75%, 2/15/25	400,000	414,537
Exxon Mobil Corp., 4.114%, 3/1/46	500,000	558,897
Hess Corp., 7.875%, 10/1/29	1,150,000	1,400,020
Marathon Oil Corp., 2.7%, 6/1/20	500,000	490,066
Phillips 66, 4.65%, 11/15/34	500,000	541,095
Schlumberger Holdings Corp. (B), 4%, 12/21/25	400,000	435,190
Valero Energy Corp., 6.625%, 6/15/37	500,000	585,858
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	750,000	758,810
		7,670,033

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Diversified Income Fund Portfolio of Investments (unaudited)

Financials - 3.0%
Air Lease Corp., 3.75%, 2/1/22	500,000	524,039
Bank of Montreal, MTN (C), 1.9%, 8/27/21	500,000	497,389
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	262,765
Brookfield Finance Inc. (C), 4.25%, 6/2/26	300,000	309,842
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	975,000	1,132,501
Huntington National Bank/The, 2.2%, 4/1/19	1,200,000	1,212,493
Iron Mountain Inc. (B), 4.375%, 6/1/21	300,000	310,781
JPMorgan Chase & Co., 2.95%, 10/1/26	650,000	651,701
Morgan Stanley, MTN, 3.875%, 1/27/26	200,000	212,336
Morgan Stanley, 4.3%, 1/27/45	500,000	535,217
Nasdaq Inc., 3.85%, 6/30/26	75,000	78,478
Old Republic International Corp., 3.875%, 8/26/26	450,000	449,209
Raymond James Financial Inc., 3.625%, 9/15/26	200,000	203,244
Regions Financial Corp., 3.2%, 2/8/21	500,000	519,780
Synchrony Financial, 3.75%, 8/15/21	600,000	631,106
Synchrony Financial, 3.7%, 8/4/26	400,000	397,152
Welltower Inc., 4.5%, 1/15/24	725,000	791,664
		8,719,697
Health Care - 1.0%
AbbVie Inc., 4.45%, 5/14/46	400,000	417,756
Actavis Funding SCS (C), 4.75%, 3/15/45	300,000	328,027
HCA Inc., 3.75%, 3/15/19	300,000	310,125
Shire Acquisitions Investments Ireland DAC (C), 1.9%, 9/23/19	750,000	749,616
UnitedHealth Group Inc., 2.875%, 3/15/23	1,000,000	1,043,119
		2,848,643
Industrials - 0.7%
Fortive Corp. (B), 2.35%, 6/15/21	150,000	151,845
International Lease Finance Corp., 8.875%, 9/1/17	450,000	477,000
Masco Corp., 4.375%, 4/1/26	400,000	421,000
Norfolk Southern Corp., 5.59%, 5/17/25	957,000	1,151,920
		2,201,765
Information Technology - 1.8%
Analog Devices Inc., 5.3%, 12/15/45	350,000	388,547
Apple Inc., 2.25%, 2/23/21	500,000	512,900
Autodesk Inc., 4.375%, 6/15/25	500,000	529,704
Broadridge Financial Solutions Inc., 3.4%, 6/27/26	650,000	666,700
Cisco Systems Inc., 2.2%, 2/28/21	700,000	716,227
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (B), 8.35%, 7/15/46	175,000	209,536
Fidelity National Information Services Inc., 3%, 8/15/26	450,000	445,580
Intel Corp., 4.9%, 7/29/45	400,000	477,124
NVIDIA Corp., 2.2%, 9/16/21	200,000	200,609
Oracle Corp., 4%, 7/15/46	500,000	516,656
Thomson Reuters Corp. (C), 4.3%, 11/23/23	600,000	654,022
		5,317,605
Materials - 0.5%
WestRock MWV LLC, 8.2%, 1/15/30	1,025,000	1,397,646

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Diversified Income Fund Portfolio of Investments (unaudited)

Telecommunication Services - 0.9%
AT&T Inc., 4.75%, 5/15/46	500,000	523,227
Frontier Communications Corp., 11%, 9/15/25	150,000	156,563
Harris Corp., 5.054%, 4/27/45	500,000	572,634
Verizon Communications Inc., 5.15%, 9/15/23	1,260,000	1,467,808
		2,720,232
Utilities - 0.7%
Indianapolis Power & Light Co. (B) (D), 6.05%, 10/1/36	1,555,000	1,999,508
Total Corporate Notes and Bonds ( Cost $39,361,815 )		42,489,557
LONG TERM MUNICIPAL BONDS - 3.8%
General - 3.8%
City of West Palm Beach FL Revenue, Series A, 3.998%, 10/1/35	250,000	255,993
County of Clark NV, General Obligation, Series C, 7%, 7/1/38	1,000,000	1,182,920
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,000,000	1,149,310
County of Pima, COP, Series B, 3.475%, 12/1/26	1,105,000	1,126,923
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	1,000,000	1,141,600
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,356,510
Metropolitan Water District of Southern California Revenue, Series D, 6.538%, 7/1/39	500,000	562,115
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	562,415
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	850,000	930,461
Oklahoma Development Finance Authority Revenue, 3.75%, 6/1/36	375,000	377,299
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	800,000	907,384
State of Iowa Revenue, 6.75%, 6/1/34	500,000	565,170
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	1,000,000	1,105,930
		11,224,030
Total Long Term Municipal Bonds ( Cost $10,997,631 )		11,224,030
MORTGAGE BACKED SECURITIES - 10.5%
Fannie Mae - 6.9%
3%, 5/1/27 Pool # AL1715	666,015	700,035
3.5%, 5/1/28 Pool # AL3678	229,493	243,784
3.5%, 8/1/29 Pool # MA2003	509,688	537,743
3%, 4/1/30 Pool # AS4877	435,761	457,609
3%, 9/1/30 Pool # 890696	801,375	843,411
3%, 2/1/31 Pool # 890710	901,528	947,396
7%, 11/1/31 Pool # 607515	29,557	33,964
7%, 5/1/32 Pool # 644591	8,140	8,836
5.5%, 10/1/33 Pool # 254904	200,207	227,672
5.5%, 11/1/33 Pool # 555880	527,418	599,587
5%, 5/1/34 Pool # 780890	693,133	773,214
7%, 7/1/34 Pool # 792636	18,570	19,345
4%, 2/1/35 Pool # MA2177	972,567	1,054,969
5%, 9/1/35 Pool # 820347	323,988	367,448
5%, 9/1/35 Pool # 835699	261,086	292,508
5%, 12/1/35 Pool # 850561	107,919	120,113
5.5%, 9/1/36 Pool # 831820	552,887	638,991
6%, 9/1/36 Pool # 831741	310,492	355,434

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Diversified Income Fund Portfolio of Investments (unaudited)

5.5%, 10/1/36 Pool # 901723	250,103	281,959
5.5%, 12/1/36 Pool # 903059	438,282	503,584
4%, 1/1/41 Pool # AB2080	840,433	910,306
4.5%, 7/1/41 Pool # AB3274	242,112	266,945
5.5%, 7/1/41 Pool # AL6588	982,959	1,114,102
4%, 9/1/41 Pool # AJ1406	679,938	730,461
4%, 10/1/41 Pool # AJ4046	765,375	833,379
3.5%, 6/1/42 Pool # AO4134	596,584	634,683
3.5%, 6/1/42 Pool # AO4136	781,972	827,717
3.5%, 8/1/42 Pool # AP2133	755,485	799,787
3%, 2/1/43 Pool # AB8486	1,151,547	1,199,673
3%, 2/1/43 Pool # AL3072	879,643	919,992
3.5%, 3/1/43 Pool # AT0310	639,233	676,123
4%, 1/1/45 Pool # AS4257	256,566	277,614
4.5%, 2/1/45 Pool # MA2193	764,700	839,352
3.5%, 4/1/45 Pool # MA2229	627,269	661,894
3.5%, 11/1/45 Pool # BA4907	706,221	745,279
		20,444,909
Freddie Mac - 3.6%
4.5%, 2/1/25 Pool # J11722	189,912	202,426
4.5%, 5/1/25 Pool # J12247	152,735	163,565
8%, 6/1/30 Pool # C01005	13,989	16,393
2.5%, 3/1/31 Pool # G18590	325,412	337,485
2.5%, 9/1/31 Pool # G18611	646,632	670,623
6.5%, 1/1/32 Pool # C62333	88,183	101,025
5%, 10/1/39 Pool # G60465	1,503,296	1,679,720
3.5%, 11/1/40 Pool # G06168	385,789	408,244
4.5%, 9/1/41 Pool # Q03516	683,352	749,610
4%, 10/1/41 Pool # Q04092	916,075	992,099
3%, 9/1/42 Pool # C04233	1,374,533	1,431,816
3%, 4/1/43 Pool # V80025	923,319	962,989
3%, 4/1/43 Pool # V80026	915,853	953,731
4%, 5/1/45 Pool # G08642	937,328	1,005,346
3.5%, 8/1/45 Pool # Q35614	919,505	977,276
		10,652,348
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	39,815	47,645
Total Mortgage Backed Securities ( Cost $30,165,986 )		31,144,902
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.1%
U.S. Treasury Bonds - 2.0%
6.625%, 2/15/27	2,270,000	3,356,231
3.000%, 5/15/42	1,000,000	1,140,039
2.500%, 2/15/45	1,250,000	1,291,798
		5,788,068
U.S. Treasury Notes - 8.1%
2.375%, 7/31/17	1,000,000	1,014,258
4.250%, 11/15/17	4,000,000	4,157,488
3.875%, 5/15/18	1,000,000	1,050,742

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Diversified Income Fund Portfolio of Investments (unaudited)

2.750%, 2/15/19		1,300,000	1,358,906
3.125%, 5/15/19		2,000,000	2,117,578
3.625%, 8/15/19		1,250,000	1,347,021
3.375%, 11/15/19		1,000,000	1,075,078
2.000%, 7/31/20		1,000,000	1,035,273
2.625%, 11/15/20		6,800,000	7,218,894
2.000%, 2/15/22		1,750,000	1,818,974
1.750%, 5/15/22		1,750,000	1,794,091
			23,988,303
Total U.S. Government and Agency Obligations ( Cost $27,874,616 )			29,776,371
		Shares
SHORT-TERM INVESTMENTS - 2.9%
State Street Institutional U.S. Government Money Market Fund, 0.27%, Premier Class		8,716,226	8,716,226
Total Short-Term Investments ( Cost $8,716,226 )			8,716,226
TOTAL INVESTMENTS - 99.5% ( Cost $243,003,825 )			294,316,886
NET OTHER ASSETS AND LIABILITIES - 0.5%			1,358,278
TOTAL NET ASSETS - 100.0%			$295,675,164

(A)	Floating rate or variable rate note. Rate shown is as of September 30, 2016.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.9% of total net assets.
(D)	Illiquid security (See Note 2).
ADR	American Depositary Receipt.
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.
REMIC	Real Estate Mortgage Investment Conduit.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.6%
Consumer Discretionary - 2.7%
Mattel Inc.	314,000	$9,507,920

Consumer Staples - 3.3%
Procter & Gamble Co./The	127,500	11,443,125

Energy - 14.8%
Apache Corp.	219,000	13,987,530
Baker Hughes Inc.	296,500	14,964,355
Chevron Corp.	65,500	6,741,260
Exxon Mobil Corp.	84,000	7,331,520
Occidental Petroleum Corp.	120,000	8,750,400
		51,775,065
Financials - 24.3%
Aflac Inc.	129,000	9,271,230
American International Group Inc.	211,002	12,520,858
Bank of New York Mellon Corp./The	182,000	7,258,160
Berkshire Hathaway Inc., Class B *	50,500	7,295,735
JPMorgan Chase & Co.	246,000	16,381,140
Markel Corp. *	13,500	12,538,395
Nasdaq Inc.	163,000	11,009,020
US Bancorp	212,500	9,114,125
		85,388,663
Health Care - 8.9%
Baxter International Inc.	338,000	16,088,800
Johnson & Johnson	80,000	9,450,400
Pfizer Inc.	164,000	5,554,680
		31,093,880
Industrials - 13.6%
Caterpillar Inc.	74,500	6,613,365
FedEx Corp.	39,000	6,812,520
Fluor Corp.	81,000	4,156,920
General Electric Co.	232,000	6,871,840
Jacobs Engineering Group Inc. *	293,000	15,153,960
Republic Services Inc.	158,500	7,996,325
		47,604,930
Information Technology - 11.9%
Cisco Systems Inc.	485,000	15,384,200
Microsoft Corp.	174,000	10,022,400
Oracle Corp.	307,000	12,058,960
TE Connectivity Ltd.	64,000	4,120,320
		41,585,880
Materials - 3.5%
Ball Corp.	69,000	5,654,550
Dow Chemical Co/The	131,000	6,789,730
		12,444,280

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Large Cap Value Fund Portfolio of Investments (unaudited)

Real Estate - 3.3%
Digital Realty Trust Inc.	120,500	11,702,960

Telecommunication Service - 4.3%
T-Mobile U.S. Inc. *	321,000	14,997,120

Utilities - 4.0%
NextEra Energy Inc.	41,500	5,076,280
PG&E Corp.	147,000	8,991,990
		14,068,270
Total Common Stocks ( Cost $287,590,730 )		331,612,093
SHORT-TERM INVESTMENTS - 4.1%
State Street Institutional U.S. Government Money Market Fund, 0.27%, Premier Class	14,225,195	14,225,195
Total Short-Term Investments ( Cost $14,225,195 )		14,225,195
TOTAL INVESTMENTS - 98.7% ( Cost $301,815,925 )		345,837,288
NET OTHER ASSETS AND LIABILITIES - 1.3%		4,626,009
TOTAL NET ASSETS - 100.0%		$350,463,297

*		Non-income producing.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.2%
Consumer Discretionary - 18.3%
Amazon.com Inc. *	4,210	$3,525,075
CBS Corp., Class B	80,000	4,379,200
Discovery Communications Inc., Class C *	110,556	2,908,728
Dollar General Corp.	71,242	4,986,228
Home Depot Inc./The	40,295	5,185,161
Liberty Global PLC, Series C *	105,590	3,488,694
McDonald's Corp.	37,940	4,376,758
Omnicom Group Inc.	56,755	4,824,175
Starbucks Corp.	52,000	2,815,280
TJX Cos. Inc./The	59,332	4,436,847
Walt Disney Co./The	75,150	6,978,429
		47,904,575
Consumer Staples - 9.0%
Costco Wholesale Corp.	21,615	3,296,504
CVS Health Corp.	75,270	6,698,277
Diageo PLC, ADR	37,466	4,347,555
JM Smucker Co./The	26,350	3,571,479
PepsiCo Inc.	53,515	5,820,826
		23,734,641
Energy - 1.8%
Schlumberger Ltd.	61,940	4,870,962

Financials - 5.1%
Berkshire Hathaway Inc., Class B *	35,695	5,156,857
S&P Global Inc.	29,107	3,683,782
T. Rowe Price Group Inc.	67,500	4,488,750
		13,329,389
Health Care - 24.1%
Allergan PLC *	19,708	4,538,949
Amgen Inc.	46,935	7,829,227
Biogen Inc. *	21,251	6,652,201
Celgene Corp. *	32,180	3,363,775
Danaher Corp.	52,766	4,136,327
Express Scripts Holding Co. *	68,415	4,825,310
Gilead Sciences Inc.	98,890	7,824,177
HCA Holdings Inc. *	57,945	4,382,380
Johnson & Johnson	42,500	5,020,525
McKesson Corp.	32,865	5,480,239
Thermo Fisher Scientific Inc.	34,865	5,545,627
Varian Medical Systems Inc. *	35,225	3,505,944
		63,104,681

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Industrials - 7.0%
	3M Co.	21,137	3,724,974
	Boeing Co./The	32,760	4,315,802
	United Parcel Service Inc., Class B	54,625	5,973,790
	W.W. Grainger Inc.	18,950	4,260,718
			18,275,284
	Information Technology - 29.0%
	Communications Equipment - 1.5%
	QUALCOMM Inc.	57,803	3,959,505

	Computers & Peripherals - 5.2%
	Apple Inc.	120,660	13,640,613

	Electronic Equipment, Instruments & Components - 1.6%
	TE Connectivity Ltd.	66,265	4,266,141

	Internet Software & Services - 5.2%
	Alphabet Inc., Class C *	17,597	13,677,972

	IT Services - 7.2%
	Accenture PLC, Class A	57,532	7,028,685
	PayPal Holdings Inc. *	118,222	4,843,555
	Visa Inc., Class A	83,684	6,920,667
			18,792,907
	Software - 8.3%
	Microsoft Corp.	191,700	11,041,920
	Oracle Corp.	269,632	10,591,145
			21,633,065
			75,970,203
	Real Estate - 1.9%
	Brookfield Asset Management Inc., Class A	138,890	4,886,150
Total Common Stocks ( Cost $164,467,281 )			252,075,885
	SHORT-TERM INVESTMENTS - 3.3%
	State Street Institutional U.S. Government Money Market Fund, 0.27%, Premier Class	8,773,388	8,773,388
Total Short-Term Investments ( Cost $8,773,388 )			8,773,388
TOTAL INVESTMENTS - 99.5% ( Cost $173,240,669 )			260,849,273
NET OTHER ASSETS AND LIABILITIES - 0.5%			1,365,246
TOTAL NET ASSETS - 100.0%			$262,214,519

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.8%
Consumer Discretionary - 29.8%
Media - 13.6%
Discovery Communications Inc., Class C *	211,900	$5,575,089
Liberty Broadband Corp., Class C *	124,399	8,892,041
Liberty Global PLC, Series C *	242,274	8,004,733
Omnicom Group Inc.	84,046	7,143,910
		29,615,773
Multiline Retail - 2.3%
Dollar General Corp.	70,970	4,967,190

Specialty Retail - 13.9%
CarMax Inc. *	135,362	7,221,563
Ross Stores Inc.	136,775	8,794,632
Sally Beauty Holdings Inc. *	337,923	8,677,863
Tiffany & Co.	74,029	5,376,726
		30,070,784
		64,653,747
Consumer Staples - 0.9%
Brown-Forman Corp., Class B	38,785	1,839,960

Energy - 3.9%
Oceaneering International Inc.	73,990	2,035,465
World Fuel Services Corp.	137,892	6,378,884
		8,414,349
Financials - 18.2%
Arch Capital Group Ltd. *	81,970	6,496,942
Brown & Brown Inc.	194,910	7,350,056
Glacier Bancorp Inc.	156,403	4,460,614
M&T Bank Corp.	36,129	4,194,577
Markel Corp. *	11,317	10,510,890
WR Berkley Corp.	110,442	6,379,130
		39,392,209
Health Care - 6.9%
DaVita Inc. *	111,269	7,351,543
Laboratory Corp. of America Holdings *	55,684	7,655,436
		15,006,979
Industrials - 14.2%
Copart Inc. *	216,726	11,607,845
Expeditors International of Washington Inc.	156,740	8,075,245
Fastenal Co.	106,675	4,456,881
IHS Markit Ltd. *	173,959	6,532,160
		30,672,131
Information Technology - 5.7%
Amphenol Corp., Class A	78,441	5,092,390
CDW Corp.	159,581	7,297,639
		12,390,029

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Mid Cap Fund Portfolio of Investments (unaudited)

Materials - 5.7%
Axalta Coating Systems Ltd. *	173,700	4,910,499
Crown Holdings Inc. *	130,529	7,451,901
		12,362,400
Real Estate - 7.5%
American Tower Corp.	30,627	3,470,958
Brookfield Asset Management Inc., Class A	253,702	8,925,236
Crown Castle International Corp.	40,991	3,861,762
		16,257,956
Total Common Stocks ( Cost $130,943,449 )		200,989,760
SHORT-TERM INVESTMENTS - 7.2%
State Street Institutional U.S. Government Money Market Fund, 0.27%, Premier Class	15,625,977	15,625,977
Total Short-Term Investments ( Cost $15,625,977 )		15,625,977
TOTAL INVESTMENTS - 100.0% ( Cost $146,569,426 )		216,615,737
NET OTHER ASSETS AND LIABILITIES - 0.0%		68,722
TOTAL NET ASSETS - 100.0%		$216,684,459

*		Non-income producing.
PLC		Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.9%
Australia - 2.0%
BHP Billiton Ltd. (A)	50,995	$882,216

Cayman Islands - 2.1%
Baidu Inc., ADR *	5,023	914,538

Denmark - 4.1%
Carlsberg AS, Class B (A)	8,950	855,061
ISS AS (A)	21,324	887,174
		1,742,235
France - 14.9%
AXA S.A. (A)	39,185	833,710
BNP Paribas S.A. (A)	14,160	728,046
LVMH Moet Hennessy Louis Vuitton SE (A)	7,591	1,294,096
Schneider Electric SE (A)	16,655	1,161,319
Technip S.A. (A)	18,525	1,137,685
Total S.A. (A)	26,323	1,247,635
		6,402,491
Germany - 3.6%
SAP SE (A)	16,955	1,542,701

Ireland - 4.4%
CRH PLC (A)	34,724	1,151,421
Perrigo Co. PLC	7,907	730,053
		1,881,474
Israel - 1.6%
Teva Pharmaceutical Industries Ltd., ADR	15,170	697,972

Japan - 9.7%
Hitachi Ltd. (A)	211,265	988,113
Mitsubishi UFJ Financial Group Inc. (A)	183,120	923,406
Secom Co. Ltd. (A)	17,343	1,294,253
Seven & I Holdings Co. Ltd. (A)	20,024	946,331
		4,152,103
Netherlands - 6.8%
Akzo Nobel N.V. (A)	12,800	866,195
ING Groep N.V. (A)	69,965	862,463
Sensata Technologies Holding N.V. *	30,189	1,170,730
		2,899,388
Singapore - 1.6%
DBS Group Holdings Ltd. (A)	60,570	687,597

South Korea - 3.4%
Samsung Electronics Co. Ltd. (A)	992	1,445,787

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

International Stock Fund Portfolio of Investments (unaudited)

Sweden - 1.9%
Telefonaktiebolaget LM Ericsson, Class B (A)		113,431	818,633

Switzerland - 15.1%
Credit Suisse Group AG * (A)		55,065	720,408
Nestle S.A. (A)		15,055	1,186,238
Novartis AG (A)		19,572	1,539,167
Roche Holding AG (A)		3,740	926,533
Syngenta AG (A)		2,009	878,475
TE Connectivity Ltd.		18,999	1,223,155
			6,473,976
United Kingdom - 26.7%
Babcock International Group PLC (A)		65,412	877,591
Barclays PLC (A)		258,690	564,045
Berendsen PLC (A)		53,105	856,917
Compass Group PLC (A)		59,965	1,162,869
Diageo PLC (A)		60,105	1,723,395
GlaxoSmithKline PLC (A)		39,970	851,778
HSBC Holdings PLC (A)		92,597	695,223
Rolls-Royce Holdings PLC * (A)		60,370	563,460
Royal Dutch Shell PLC, Class A (A)		58,440	1,450,364
Standard Chartered PLC * (A)		79,580	648,076
Tesco PLC * (A)		369,941	876,651
WPP PLC (A)		49,450	1,163,891
			11,434,260
Total Common Stocks ( Cost $46,056,232 )			41,975,371
SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government Money Market Fund, 0.27%, Premier Class		639,206	639,206
Total Short-Term Investments ( Cost $639,206 )			639,206

TOTAL INVESTMENTS - 99.4% ( Cost $46,695,438 )			42,614,577
NET OTHER ASSETS AND LIABILITIES - 0.6%			252,782
TOTAL NET ASSETS - 100.0%			$42,867,359

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 3).

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 97.9%
Master Fund - 97.9%#
Goldman Sachs Target Date 2020 Portfolio, Class R6	5,188,470	$52,040,359
TOTAL INVESTMENTS - 97.9% ( Cost $47,006,411 )		52,040,359
NET OTHER ASSETS AND LIABILITIES - 2.1%		1,097,408
TOTAL NET ASSETS - 100.0%		$53,137,767

#		See Note 4 for a complete listing of holdings of the Master Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.3%
Master Fund - 98.3%#
Goldman Sachs Target Date 2030 Portfolio, Class R6	7,720,123	$76,429,217
TOTAL INVESTMENTS - 98.3% ( Cost $66,598,019 )		76,429,217
NET OTHER ASSETS AND LIABILITIES - 1.7%		1,293,629
TOTAL NET ASSETS - 100.0%		$77,722,846

#		See Note 4 for a complete listing of holdings of the Master Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.2%
Master Fund - 98.2%#
Goldman Sachs Target Date 2040 Portfolio, Class R6	5,353,445	$52,142,555
TOTAL INVESTMENTS - 98.2% ( Cost $44,824,000 )		52,142,555
NET OTHER ASSETS AND LIABILITIES - 1.8%		948,680
TOTAL NET ASSETS - 100.0%		$53,091,235

#		See Note 4 for a complete listing of holdings of the Master Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 96.1%
Master Fund - 96.1%#
Goldman Sachs Target Date 2050 Portfolio, Class R6	2,289,791	$22,829,220
TOTAL INVESTMENTS - 96.1% ( Cost $19,830,152 )		22,829,220
NET OTHER ASSETS AND LIABILITIES - 3.9%		929,300
TOTAL NET ASSETS - 100.0%		$23,758,520

#		See Note 4 for a complete listing of holdings of the Master Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2016

Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the "Trust" and each series of the Trust referred to individually as a "Fund", and collectively, the "Funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price ("NOCP")). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market is influenced by economic conditions, issuers financial strength, bond structure, trade size, supply and demand, tax code and regulatory environment. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund's total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Allocation and Target Date Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each Fund is determined based on the NAV's of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee (the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these Funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation or Target Date Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A Fund's investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to independent fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.
The Trust has entered into a Management Agreement with Madison Asset Management, LLC (the "Investment Adviser" or "Madison"). The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers ("Subadvisers") for the management of the investments of the International Stock Fund. From January 1, 2016 through September 30, 2016, NorthRoad Capital Management served as the subadviser for the International Stock Fund. Effective on October 1, 2016, Lazard Asset Management LLC serves as the subadviser.

Ultra Series Fund | September 30, 2016

Notes to Portfolios of Investments (unaudited)

2. Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the Fund values it. At September 30, 2016, investments in securities of the Core Bond, High Income and Diversified Income Funds included issues that are illiquid. As of that date, the aggregate values of illiquid securities held by the Core Bond, High Income and Diversified Income Funds were $1,285,857, $397,000 and $1,999,508, respectively, which represent 0.6%, 1.4% and 0.7% of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at September 30, 2016, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Cost
Core Bond Fund
Indianapolis Power & Light Co.	10/2/06	$994,624
		$994,624
High Income Fund
First Quality Finance Co. Inc.	8/7/14	$382,632
		$382,632
Diversified Income Fund
Indianapolis Power & Light Co.	10/2/06	$1,546,640
		$1,546,640

3. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended September 30, 2016, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of September 30, 2016, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of September 30, 2016, in valuing the Funds' investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	9/30/16
Conservative Allocation	$159,087,103	$–	$–	$159,087,103
Moderate Allocation	270,442,181	–	–	270,442,181
Aggressive Allocation	91,450,739	–	–	91,450,739
Core Bond
Asset Backed Securities	–	4,880,089	–	4,880,089
Collateralized Mortgage Obligations	–	4,292,795	–	4,292,795

Ultra Series Fund | September 30, 2016

Notes to Portfolios of Investments (unaudited)

Commercial Mortgage-Backed Securities	–	5,106,499	–	5,106,499
Corporate Notes and Bonds	–	60,070,748	–	60,070,748
Long Term Municipal Bonds	–	16,435,888	–	16,435,888
Mortgage Backed Securities	–	54,149,210	–	54,149,210
U.S. Government and Agency Obligations	–	46,747,770	–	46,747,770
Short-Term Investments	4,590,390	–	–	4,590,390
	4,590,390	191,682,999	–	196,273,389
High Income
Corporate Notes and Bonds	–	24,486,015	–	24,486,015
Mutual Funds	392,670	–	–	392,670
Short-Term Investments	3,101,009	–	–	3,101,009
	3,493,679	24,486,015	–	27,979,694
Diversified Income
Common Stocks	159,840,439	–	–	159,840,439
Asset Backed Securities	–	3,767,833	–	3,767,833
Collateralized Mortgage Obligations	–	4,185,145	–	4,185,145
Commercial Mortgage-Backed Securities	–	3,172,383	–	3,172,383
Corporate Notes and Bonds	–	42,489,557	–	42,489,557
Long Term Municipal Bonds	–	11,224,030	–	11,224,030
Mortgage Backed Securities	–	31,144,902	–	31,144,902
U.S. Government and Agency Obligations	–	29,776,371	–	29,776,371
Short-Term Investments	8,716,226	–	–	8,716,226
	168,556,665	125,760,221	–	294,316,886
Large Cap Value
Common Stocks	331,612,093	–	–	331,612,093
Short-Term Investments	14,225,195	–	–	14,225,195
	345,837,288	–	–	345,837,288
Large Cap Growth
Common Stocks	252,075,885	–	–	252,075,885
Short-Term Investments	8,773,388	–	–	8,773,388
	260,849,273	–	–	260,849,273
Mid Cap
Common Stocks	200,989,760	–	–	200,989,760
Short-Term Investments	15,625,977	–	–	15,625,977
	216,615,737	–	–	216,615,737
International Stock
Common Stocks
Australia	–	882,216	–	882,216
Cayman Islands	914,538	–	–	914,538
Denmark	–	1,742,235	–	1,742,235
France	–	6,402,491	–	6,402,491
Germany	–	1,542,701	–	1,542,701
Ireland	730,053	1,151,421	–	1,881,474
Israel	697,972	–	–	697,972
Japan	–	4,152,103	–	4,152,103
Netherlands	1,170,730	1,728,658	–	2,899,388
Singapore	–	687,597	–	687,597
South Korea	–	1,445,787	–	1,445,787

Ultra Series Fund | September 30, 2016

Notes to Portfolios of Investments (unaudited)

Sweden	–	818,633	–	818,633
Switzerland	1,223,155	5,250,821	–	6,473,976
United Kingdom	–	11,434,260	–	11,434,260
Short-Term Investments	639,206	–	–	639,206
	5,375,654	37,238,923	–	42,614,577

Madison Target Retirement 2020[2]	52,040,359	–	–	52,040,359
Madison Target Retirement 2030[2]	76,429,217	–	–	76,429,217
Madison Target Retirement 2040[2]	52,142,555	–	–	52,142,555
Madison Target Retirement 2050[2]	22,829,220	–	–	22,829,220

1 See respective portfolio of investments for underlying holdings in each Fund. For additional information on the underlying funds held in the Allocation and Target Date Funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
2 Please refer to Note 4 for a list of underlying holdings of the Goldman Sachs Target Date Portfolio held by each respective Ultra Series Target Date Fund.

4. Target Date Funds: Previously, the Ultra Series Madison Target Retirement 2020, Ultra Series Madison Target Retirement 2030, Ultra Series Madison Target Retirement 2040 and Ultra Series Madison Target Retirement 2050 Funds aimed to achieve their investment objectives by investing in the shares of the corresponding Madison Funds Target Retirement Fund series, other than cash required to process shareholder transactions. As of August 19, 2016 the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund and Madison Target Retirement 2050 Fund (collectively, the “Master Funds,”) were reorganized into the Goldman Sachs Target Date 2020 Portfolio, the Goldman Sachs Target Date 2030 Portfolio, the Goldman Sachs Target Date 2040 Portfolio and the Goldman Sachs Target Date 2050 Portfolio, respectively, each a newly formed “shell” series of the Goldman Sachs Trust II.

The GS Target Date Portfolios' principal investment objectives and strategies are substantially similar to those of the corresponding predecessor Madison Target Retirement Fund. Goldman Sachs Asset Management, L.P. serves as the investment adviser of the GS Target Date Portfolios, and Madison Asset Management, LLC, the predecessor Madison Target Retirement Funds' adviser, serves as the subadviser of the GS Target Date Portfolios. The predecessor Madison Target Retirement Funds' portfolio managers continue to manage the GS Target Date Portfolios. The Ultra Series Madison Target Retirement 2020, Ultra Series Madison Target Retirement 2030, Ultra Series Madison Target Retirement 2040 and Ultra Series Madison Target Retirement 2050 Funds now seek to achieve their investment objectives by investing in the shares of the corresponding Goldman Sachs Target Date Portfolio series, other than cash required to process shareholder transactions.

The tables below represent the holdings of the underlying Goldman Sachs Funds series in which the corresponding Ultra Series Madison Target Date Fund invests:

Ultra Series Fund | September 30, 2016

Notes to Portfolios of Investments (unaudited)

Goldman Sachs Target Date 2020 Portfolio
Schedule of Investments
September 30, 2016 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 96.9%
3,966	Energy Select Sector SPDR Fund	$280,039
3,380	Guggenheim S&P 500 Equal Weight ETF	282,534
4,850	Industrial Select Sector SPDR Fund	283,143
6,135	iShares 20+ Year Treasury Bond ETF	843,624
93,133	iShares 3-7 Year Treasury Bond ETF	11,785,050
42,658	iShares 7-10 Year Treasury Bond ETF	4,772,577
17,364	iShares Core S&P 500 ETF	3,777,712
7,247	iShares Core S&P Mid-Cap ETF	1,121,183
22,795	iShares Edge MSCI Minimum Volatility EAFE ETF	1,541,854
5,204	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	281,328
10,893	iShares MSCI Canada ETF	279,841
17,696	iShares MSCI United Kingdom ETF	280,305
74,741	iShares TIPS Bond ETF	8,706,579
17,734	PowerShares Buyback Achievers Portfolio	841,301
32,957	PowerShares DB Gold Fund*	1,403,639
169,336	PowerShares Senior Loan Portfolio	3,930,288
18,407	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	283,829
23,154	Schwab U.S. Dividend Equity ETF	979,646
18,771	SPDR S&P 500 ETF Trust	4,060,167
8,269	SPDR S&P Homebuilders ETF	280,650
13,273	SPDR S&P Regional Banking ETF	561,050
5,619	VanEck Vectors Agribusiness ETF	280,725
37,025	Vanguard FTSE All-World ex-U.S. ETF	1,682,046
4,989	Vanguard Growth ETF	560,215
2,094	Vanguard Health Care ETF	278,272
9,324	Vanguard Information Technology ETF	1,122,330
41,804	Vanguard Short-Term Corporate Bond ETF	3,367,312
5,228	WisdomTree Europe Hedged Equity Fund	280,953
6,557	WisdomTree Japan Hedged Equity Fund	281,361

TOTAL EXCHANGE TRADED FUNDS— 96.9% (Cost $50,290,506)		$54,429,553
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.1%		1,748,802
NET ASSETS — 100.0%		$56,178,355

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*		Non-income producing security.

Investment Abbreviations:
ETF - Exchange Traded Fund

Ultra Series Fund | September 30, 2016

Notes to Portfolios of Investments (unaudited)

Goldman Sachs Target Date 2030 Portfolio
Schedule of Investments
September 30, 2016 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 96.9%
11,178	Energy Select Sector SPDR Fund	$789,279
7,089	Guggenheim S&P 500 Equal Weight ETF	592,570
13,539	Industrial Select Sector SPDR Fund	790,407
8,645	iShares 20+ Year Treasury Bond ETF	1,188,774
28,122	iShares 3-7 Year Treasury Bond ETF	3,558,558
56,574	iShares 7-10 Year Treasury Bond ETF	6,329,499
27,916	iShares Core S&P 500 ETF	6,073,405
17,857	iShares Core S&P Mid-Cap ETF	2,762,656
61,320	iShares Edge MSCI Minimum Volatility EAFE ETF	4,147,685
14,654	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	792,195
30,700	iShares MSCI Canada ETF	788,683
49,969	iShares MSCI United Kingdom ETF	791,509
81,537	iShares TIPS Bond ETF	9,498,245
33,318	PowerShares Buyback Achievers Portfolio	1,580,606
46,440	PowerShares DB Gold Fund*	1,977,880
187,481	PowerShares Senior Loan Portfolio	4,351,434
51,604	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	795,734
55,932	Schwab U.S. Dividend Equity ETF	2,366,483
55,914	SPDR S&P 500 ETF Trust	12,094,198
23,287	SPDR S&P Homebuilders ETF	790,361
28,055	SPDR S&P Regional Banking ETF	1,185,885
15,835	VanEck Vectors Agribusiness ETF	791,117
69,536	Vanguard FTSE All-World ex-U.S. ETF	3,159,020
14,035	Vanguard Growth ETF	1,575,990
5,952	Vanguard Health Care ETF	790,961
19,665	Vanguard Information Technology ETF	2,367,076
39,271	Vanguard Short-Term Corporate Bond ETF	3,163,279
14,695	WisdomTree Europe Hedged Equity Fund	789,709
18,412	WisdomTree Japan Hedged Equity Fund	790,059

TOTAL EXCHANGE TRADED FUNDS— 96.9% (Cost $68,150,251)		$76,673,257
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.1%		2,463,116
NET ASSETS — 100.0%		$79,136,373

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*		Non-income producing security.

Investment Abbreviations:
ETF - Exchange Traded Fund

Ultra Series Fund | September 30, 2016

Notes to Portfolios of Investments (unaudited)

Goldman Sachs Target Date 2040 Portfolio
Schedule of Investments
September 30, 2016 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 96.8%
7,465	Energy Select Sector SPDR Fund	$527,104
4,764	Guggenheim S&P 500 Equal Weight ETF	398,223
9,042	Industrial Select Sector SPDR Fund	527,872
5,773	iShares 20+ Year Treasury Bond ETF	793,845
6,260	iShares 3-7 Year Treasury Bond ETF	792,140
37,783	iShares 7-10 Year Treasury Bond ETF	4,227,162
17,747	iShares Core S&P 500 ETF	3,861,037
13,640	iShares Core S&P Mid-Cap ETF	2,110,244
44,853	iShares Edge MSCI Minimum Volatility EAFE ETF	3,033,857
14,626	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	790,682
20,503	iShares MSCI Canada ETF	526,722
50,053	iShares MSCI United Kingdom ETF	792,839
36,303	iShares TIPS Bond ETF	4,228,936
27,815	PowerShares Buyback Achievers Portfolio	1,319,544
31,015	PowerShares DB Gold Fund*	1,320,929
102,445	PowerShares Senior Loan Portfolio	2,377,748
51,675	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	796,824
49,806	Schwab U.S. Dividend Equity ETF	2,107,292
41,877	SPDR S&P 500 ETF Trust	9,057,995
23,318	SPDR S&P Homebuilders ETF	791,413
24,982	SPDR S&P Regional Banking ETF	1,055,989
10,626	VanEck Vectors Agribusiness ETF	530,875
46,440	Vanguard FTSE All-World ex-U.S. ETF	2,109,769
14,089	Vanguard Growth ETF	1,582,054
5,962	Vanguard Health Care ETF	792,290
17,503	Vanguard Information Technology ETF	2,106,836
13,114	Vanguard Short-Term Corporate Bond ETF	1,056,333
14,721	WisdomTree Europe Hedged Equity Fund	791,107
18,436	WisdomTree Japan Hedged Equity Fund	791,089

TOTAL EXCHANGE TRADED FUNDS — 96.8% (Cost $44,251,605)		$51,198,750
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.2%		1,678,442
NET ASSETS — 100.0%		$52,877,192

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*		Non-income producing security.

Investment Abbreviations:
ETF - Exchange Traded Fund

Ultra Series Fund | September 30, 2016

Notes to Portfolios of Investments (unaudited)

Goldman Sachs Target Date 2050 Portfolio
Schedule of Investments
September 30, 2016 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 96.7%
3,283	Energy Select Sector SPDR Fund	$231,813
2,076	Guggenheim S&P 500 Equal Weight ETF	173,533
3,994	Industrial Select Sector SPDR Fund	233,170
2,539	iShares 20+ Year Treasury Bond ETF	349,138
913	iShares 3-7 Year Treasury Bond ETF	115,531
12,461	iShares 7-10 Year Treasury Bond ETF	1,394,137
19,776	iShares Core S&P 500 ETF	4,302,466
6,726	iShares Core S&P Mid-Cap ETF	1,040,579
21,439	iShares Edge MSCI Minimum Volatility EAFE ETF	1,450,134
8,572	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	463,402
9,018	iShares MSCI Canada ETF	231,672
29,293	iShares MSCI United Kingdom ETF	464,001
7,982	iShares TIPS Bond ETF	929,823
14,715	PowerShares Buyback Achievers Portfolio	698,080
13,639	PowerShares DB Gold Fund*	580,885
24,933	PowerShares Senior Loan Portfolio	578,695
30,278	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	466,879
24,669	Schwab U.S. Dividend Equity ETF	1,043,745
10,683	SPDR S&P 500 ETF Trust	2,310,733
10,250	SPDR S&P Homebuilders ETF	347,885
13,732	SPDR S&P Regional Banking ETF	580,452
4,651	VanEck Vectors Agribusiness ETF	232,364
20,421	Vanguard FTSE All-World ex-U.S. ETF	927,726
6,178	Vanguard Growth ETF	693,728
2,622	Vanguard Health Care ETF	348,438
9,633	Vanguard Information Technology ETF	1,159,524
2,912	Vanguard Short-Term Corporate Bond ETF	234,562
8,631	WisdomTree Europe Hedged Equity Fund	463,830
10,811	WisdomTree Japan Hedged Equity Fund	463,900

TOTAL EXCHANGE TRADED FUNDS — 96.7% (Cost $20,081,347)		$22,510,825
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.3%		769,433
NET ASSETS — 100.0%		$23,280,258

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*		Non-income producing security.

Investment Abbreviations:
ETF - Exchange Traded Fund

Ultra Series Fund | September 30, 2016

Notes to Portfolios of Investments (unaudited)

5. Federal Income Tax Information: At September 30, 2016, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, excluding options, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$8,143,435	$39,466	$8,103,969
Moderate Allocation	20,523,500	180,455	20,343,045
Aggressive Allocation	8,747,179	80,516	8,666,663
Core Bond	11,312,889	413,278	10,899,611
High Income	881,334	258,504	622,830
Diversified Income	51,857,243	544,182	51,313,061
Large Cap Value	45,474,733	1,453,370	44,021,363
Large Cap Growth	89,832,227	2,223,623	87,608,604
Mid Cap	71,935,999	1,889,688	70,046,311
International Stock	3,107,152	7,188,013	(4,080,861)
Madison Target Retirement 2020	5,033,948	–	5,033,948
Madison Target Retirement 2030	9,831,198	–	9,831,198
Madison Target Retirement 2040	7,318,555	–	7,318,555
Madison Target Retirement 2050	2,999,068	–	2,999,068

6. Investment Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. The Core Bond may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entails certain other risks: such as unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its net assets in high yield securities.

The Allocation and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds and Portfolios, including ETFs. Thus, each Fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds and Portfolios in which it invests; and the Underlying Fund's and Portfolio's performance, in turn, depends on the particular securities in which that Underlying Fund and Portfolio invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) and Portfolio(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

Ultra Series Fund | September 30, 2016

Notes to Portfolios of Investments (unaudited)

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The Funds do monitor this risk closely.

In addition to the other risks described above in the prospectus, you should understand what we refer to as "unknown market risks." While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: /s/ Lisa R. Lange
Lisa R. Lange, Chief Compliance Officer

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank
Katherine L. Frank, Principal Executive Officer

Date:  November 29, 2016

By:  /s/ Greg Hoppe
  Greg Hoppe, Principal Financial Officer

Date: November 29, 2016